COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases (USD $)	Dec. 31, 2013	Jun. 30, 2014 Office Lease [Member]	Jun. 30, 2014 Retail/Cultivation Facility Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2014	$ 196,531	$ 88,968	$ 44,400
2015	172,759	177,936	88,800
2016	172,759	177,936	88,800
2017	86,379	88,968	88,800
2018		0	88,800
2019		0	29,600
Total	$ 628,428	$ 533,808	$ 429,200